Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,
	2016	2017
Office building	$51,638	$55,104
Plant and machinery	11,483	12,168
Software application	7,731	7,521
Furniture, fixtures and equipment	4,068	3,316
Leasehold improvements	3,814	952
Motor vehicles	744	86

	79,478	79,147
Less: accumulated depreciation	(30,307)	(29,347)
Impairment of long-lived assets	(26)	(28)

Property, plant and equipment, net	$49,145	$49,772

Construction in progress	69,792	84,696

Property, Plant and Equipment, Net for Discontinued Operations Which were Included in Other Assets Held for Sale

Property, plant and equipment, net for discontinued operations, which were included in other assets held for sale, consisted of the following:

	December 31,
	2016	2017
Office building	$35,321	$—
Less: accumulated depreciation	(860)	—

Property, plant and equipment, net	$34,461	$—

Construction in progress	$75,869	$—